Trade accounts and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade accounts and other payables (Tables)
Schedule of Trade and other payables consist
	December 31,	December 31,
	2021	2020
Accounts payable	$1,482,013	1,101,279
Salary payable	137,594	113,412
Other payable	476,416	89,349
Total payables	$2,096,023	$1,304,040